Vanguard International Core Stock Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	75 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	9.30%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		38.37%	11.36%	11.88%
Performance Inception Date	Oct. 16, 2019
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.93%	10.61%	11.20%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.62%	8.93%	9.49%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		38.51%	11.48%	11.99%
Performance Inception Date	Oct. 16, 2019